RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

25. RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or corporate entities.

During the years ended December 31, 2023, 2024 and 2025, other than disclosed elsewhere, the Group had the following material related party transactions.

Related Party	Relationship with the Group
Ziroom Inc. and its subsidiaries (“Ziroom”)	A group whose management or operating policies are significantly influenced by a director of the Company
Yuanjing Mingde (Beijing) Holding Group Co., Ltd. and its subsidiaries (“Yuanjing Mingde”)	A group whose management or operating policies are significantly influenced by a director and/or a principal shareholder of the Company
IFM Investments Limited (“IFM”)	An affiliate company of the Group
Shanghai Xinhewan Industrial Development Co., Ltd. (“Xinhewan”)	An affiliate company of the Group
Brokerage firms	Firms that the Group has significant influence in
Beihaojia business investees	Investees that the Group has significant influence in
Tencent Holdings Limited, its subsidiaries and its controlled affiliated entities (“Tencent”)	A shareholder of the Company that can significantly influence the management and operating policies of the Group
Suofeiya Shengdu Home (Zhejiang) Co., Ltd. (“Suofeiya Shengdu”)	An affiliate company of the Group

Yuanjing Mingde was a group whose management or operating policies were significantly influenced by a director and/or a principal shareholder of the Company. Such director ceased to be a director of Yuanjing Mingde from July 18, 2024 and the principal shareholder of the Company ceased to be a shareholder of Yuanjing Mingde from November 25, 2024. Transactions between the Group and Yuanjing Mingde before November 25, 2024 were disclosed as related party transactions.

Xinhewan was an affiliate company of the Group. On January 9, 2023, the Group terminated the investment in Xinhewan and Xinhewan was no longer a related party thereafter.

25. RELATED PARTY TRANSACTIONS (Continued)

(i)The Group entered into the following transactions with related parties:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands)
Revenues from related parties
Commission support services provided to brokerage firms	606,062	473,539	368,038
Platform services provided to IFM	91,825	98,180	91,980
Online marketing services provided to Ziroom	74,961	55,386	30,587
Agency services provided to Ziroom	51,118	16,185	11,652
Platform and franchise services provided to brokerage firms	27,184	24,325	9,082
Agency services provided to Yuanjing Mingde	6,901	2,192	—
Agency services provided to Beihaojia business investees	—	—	73,975
Operating lease income from Suofeiya Shengdu	3,046	3,895	3,118
Others	4,550	3,465	62
Total	865,647	677,167	588,494

Commission support services refer to transaction facilitation services provided to brokerage firms.

Platform services refer to the fees the Group charges for using the Group’s ACN and SaaS system. Franchise services refer to the fees the Group charges for using the Group’s franchise brands such as Deyou.

Online marketing services mainly refer to the technical support, marketing and promotion services provided to the above related parties to promote their own services and products.

Agency services provided to Ziroom and Yuanjin Mingde mainly refer to services to facilitate home sales or leases. Agency services commission is recognized upon the completion of contracts between referred customers and the related parties stated above.

Agency services provided to Beihaojia business investees refer to new home transaction agency services provided to Beihaojia business investees to facilitate new home property sales. Commission is recognized upon receipt of the sales confirmations.

Others refer to lease rental income from related parties, which have been disclosed above.

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands)
Purchase services and goods from related parties
Referral services from brokerage firms	853,139	602,845	319,402
Technical services and online marketing from Tencent	122,452	186,970	239,721
Purchase of home furnishing from Suofeiya Shengdu	144,119	111,541	47,506
Rental and property management services from Yuanjing Mingde	21,882	13,949	—
Referral services from IFM	6,339	5,618	5,197
Purchase of services and renovation from Ziroom	10,661	4,774	8,890
Others	35,917	3,464	575
Total	1,194,509	929,161	621,291

Referral services provided by related parties mainly refer to customer referrals from related parties.

Technical services and online marketing mainly refer to the cloud, marketing and promotion services provided by Tencent.

25. RELATED PARTY TRANSACTIONS (Continued)

Services from Ziroom include referral, cleaning, maintenance and renovation provided by Ziroom.

Rental and property management services mainly include the office rental from Yuanjing Mingde, which was charged based on fair market price.

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands)
Interest income, net
Interest income from loans provided to IFM	5,076	3,421	1,552
Interest income from loans provided to Beihaojia business investees	—	2,258	10,014
Interest income from loans provided to others	1,911	1,331	329
Total	6,987	7,010	11,895

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands)
Operating lease cost related to lease with related parties
Operating lease cost related to lease with Yuanjing Mingde	12,133	6,050	—
Operating lease cost related to lease with Ziroom	72	—	—
Operating lease cost related to lease with brokerage firms	35	42	42
Total	12,240	6,092	42

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands)
Operating lease income from related parties
Operating lease income from Suofeiya Shengdu	3,046	3,895	3,118
Total	3,046	3,895	3,118

25. RELATED PARTY TRANSACTIONS (Continued)

(ii)As of December 31, 2024 and 2025, the Group had the following balances with related parties:

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands)
Amounts due from and prepayments to related parties
Ziroom	337,752	340,993
IFM	4,170	5,203
Tencent	3,115	2,056
Brokerage firms	20,074	21,196
Beihaojia business investees	2,393	36,430
Others	11,714	3,989
Total	379,218	409,867

Amounts due to related parties
Tencent	52,645	60,999
Ziroom	27,940	29,712
IFM	39,252	45,687
Brokerage firms	271,125	206,680
Beihaojia business investees	—	4,031
Others	484	1,358
Total	391,446	348,467

As of December 31, 2025, all amounts due from and prepayments to related parties and amounts due to related parties were trade in nature.

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands)
Loan receivables from related parties (a)
Short‑term loans to IFM	10,000	12,000
Short-term loans to Beihaojia business investees	—	289,275
Short-term loans to others	8,797	14,480
Long-term loans to IFM	22,360	10,360
Long-term loans to Beihaojia business investees	109,050	15,900
Long-term loans to others	—	13,313
Total	150,207	355,328

Loan payable to related parties (b)
Short-term loans from Beihaojia business investees	—	497,939
Long-term loans from Beihaojia business investees	—	259,249
Total	—	757,188
(a)	The balance of loans included loans the Group provided to entities over which the Group had significant influence, net of allowance for credit losses.

25. RELATED PARTY TRANSACTIONS (Continued)

(b)	Loan payable to related parties primarily arised from surplus funds generated from the pre-sales of corresponding real estate projects, which were repatriated to the Group by Beihaojia business investees.

As of December 31, 2025, all loan receivables from related parties were non-trade in nature. The interest rates of the loans provided to the related parties stated above ranged from 0.1% to 12%, and cash flows arising from the loans were presented within investing activities in the consolidated statements of cash flows.

As of December 31, 2025, all loan payable to related parties were non-trade in nature. Loan payable to related parties were with interest rates ranging from 0% to 3% and with payment terms ranging from 6 to 36 months or without fixed payment terms. Balances without fixed payment terms were expected to be repaid within one year.

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands)
Operating Leases
Administrative office leases from brokerage firms	7	48
Total operating lease assets	7	48

Operating lease liabilities, current from brokerage firms	7	41
Operating lease liabilities, non-current from brokerage firms	—	7
Total operating lease liabilities	7	48

(iii)

On September 5, 2022, Beike Zhaofang (Beijing) Technology Co., Ltd., a wholly-owned subsidiary of the Company, entered into a donation agreement, or the Donation Agreement, with one of our principal shareholders, or the Donator. According to the Donation Agreement, the Donator agreed to donate RMB30 million free of charge during a three-year period to set up a scholarship for Huaqiao Academy run by the Group, or the Huaqiao Scholarship. The Group agreed to manage the Huaqiao Scholarship on behalf of the Donator by solely acting on its instructions. The Huaqiao Scholarship shall only be used to subsidize outstanding students of Huaqiao Academy, who will use the Huaqiao Scholarship to pay the tuition payable to Huaqiao Academy. The Huaqiao Scholarship shall be managed and accounted independently, and shall not be used for any other purpose unless instructed by the Donator, who is responsible for overseeing the use of the donated fund. In July 2025, the above two parties signed another Donation Agreement which is worth RMB30 million. As of December 31, 2025, accumulated donation payment of RMB40 million was made by the Donator under the aforementioned agreements, out of which payment of RMB10 million was made during the year ended December 31, 2025. As of December 31, 2025, RMB3.4 million of Huaqiao Scholarship has not been awarded.